INFORMATION ABOUT GEOGRAPHIC AREAS (Tables)	12 Months Ended
Dec. 31, 2020
Revenues and Long-Lived Assets by Geographical Area	The following tables set forth revenues and long-lived assets by geographical area:

Years Ended December 31,	2020	2019	2018
Revenues:
United States	$4,535,262	$4,184,206	$3,981,056
Canada	301,727	294,040	291,685
Latin America and the Caribbean	217,939	292,116	273,912

Total revenues	$5,054,928	$4,770,362	$4,546,653

December 31,	2020	2019
Long-Lived Assets:
United States	$799,665	$808,685
Canada	180,518	180,663
Latin America and the Caribbean	19,719	20,083
Total long-lived assets	$999,902	$1,009,431